Investment Risks	Nov. 10, 2026
Defiance AI & Power Infrastructure ETF | Swap Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effective immediately, in the section of the Summary Prospectus and Prospectus titled “Principal Investment Risks,” and the section of the Prospectus titled “Principal Risks of Investing in the Fund,” the following disclosure is added immediately preceding “Third Party Data Risk”:

Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Fund’s portfolio has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its investment objective, even if the Fund’s portfolio later reverses all or a portion of its movement.

The Fund is subject to counterparty risk by virtue of its investments in swaps which expose the Fund to the risk that the swap counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery. Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a swap counterparty terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures.